Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Incentive Distribution Rights

The general partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Common Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

Summary of Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2015:

Date	Offering	Number of Common Units	Offering	Gross Proceeds (i)	Net Proceeds	Teekay Corporation’s Ownership After the	Use of Proceeds
	Type	Issued	Price	(in millions of U.S. Dollars)		Offering(ii)
April 2013	Private	2,056,202	$29.18	61.2	61.2	28.67%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.
May 2013	Private	1,446,654	$30.60	45.1	45.1	29.91%	Partially finance the acquisition of Voyageur Spirit FPSO unit
During 2013	COP	85,508	(iii)	2.8	2.4	(iii)	General partnership purposes
December 2013	Private	1,750,000	$30.50	54.5	54.4	29.31%	For general partnership purposes, which included funding vessel conversion projects and future vessel acquisitions.
During 2014	COP	213,350	(iii)	7.8	7.6	(iii)	General partnership purposes
November 2014	Private	6,704,888	$26.10	178.6	178.5	27.26%	For general partnership purposes, which included funding vessel conversion projects and finance newbuilding UMS and towage vessels.
During 2015	COP	211,077	(iii)	3.6	3.5	(iii)	General partnership purposes
July 2015	Private	14,402,304	$20.83	306.1	306.1	37.06%	Partially finance the acquisition of the Knarr companies.

(i)	Including the General Partner’s 2% proportionate capital contribution
(ii)	Including Teekay Corporation’s indirect 2% general partner interest
(iii)

In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership may issue new common units, representing limited partner interests, at market prices from time to time up to a maximum aggregate amount of $100 million.